Distribution of Cautivo Mining Inc. Shares (Detail Textuals) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 29, 2017 $ / shares	Jul. 26, 2017 shares	Dec. 31, 2017 USD ($)
Disclosure Of Spin Off Transaction [Line Items]
Loss on spin out of Plexmar net assets | $			$ (4,412)
Distribution of capital of Plexmar net assets | $			$ 2,700
Cautivo Mining Inc | Spinoff
Disclosure Of Spin Off Transaction [Line Items]
Number of Cautivo shares as distribution to holders of Sierra | shares		3,253,588
Percentage of ownership interest by parent		10.00%
Reduced percentage of ownership interest by parent
Number of rights received pursuant to the Rights Offering | shares		11,904,761
Number of rights received for every Sierra common share held		3.6589638
Share price of subscribed common share for every whole right held | $ / shares	$ 0.84